UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2006

Check here if Amendment [ ];       Amendment Number: ___
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Exis Capital Management, Inc.
Address:          767 Third Avenue
                  33rd Floor
                  New York, New York  10017

Form 13F File Number:  028-10928

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Genova
Title:     Controller
Phone:     (212) 893-7908

Signature, Place, and Date of Signing:

   /s/  Paul Genova             New York, New York           11/14/2006
 ---------------------       -----------------------         ----------
     [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                    0
                                                           --------------

Form 13F Information Table Entry Total:                              52
                                                           --------------

Form 13F Information Table Value Total:                     $ 8,164,395
                                                           --------------
                                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                 TITLE                      VALUE      SHARES/     SH/  PUT/  INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP     (X$1,000)    PRN AMT     PRN  CALL  DSCRETN  MANAGERS  SOLE   SHARED  NONE
---------------------          ----------     ----------  ----------   --------    ---- ----- -------- --------  -----  ------- ----

ABB LTD                        SPONSORED ADR  000375 20 4    5,272    400,000.00    PRN        SOLE              400,000.00
ADVANCED MAGNETICS INC         COM            00753P 10 3    6,956    204,000.00    SH         SOLE              204,000.00
ADVANCED MAGNETICS INC         COM            00753P 95 3    5,115      1,500.00    PUT        SOLE                1,500.00
ADVANCED MAGNETICS INC         COM            00753P 90 3    1,535        450.00    CALL       SOLE                  450.00
ADVANCED MAGNETICS INC         COM            00753P 95 3    1,535        450.00    PUT        SOLE                  450.00
AMR CORP                       COM            001765 10 6    2,566    110,900.00    SH         SOLE              110,900.00
AMYLIN PHARMACEUTICALS INC     COM            032346 95 8    1,079        245.00    PUT        SOLE                  245.00
APPLE COMPUTER INC             COM            037833 10 0    6,158     80,000.00    SH         SOLE               80,000.00
BANK OF AMERICA CORPORATION    COM            060505 10 4    1,071     20,000.00    SH         SOLE               20,000.00
BP PLC                         SPONSORED ADR  055622 10 4      656     10,000.00    PRN        SOLE               10,000.00
CAPITAL ONE FINL CORP          COM            14040H 10 5      787     10,000.00    SH         SOLE               10,000.00
CARDIOME PHARMA CORP           COM NEW        14159U 20 2      751     65,000.00    SH         SOLE               65,000.00
COMMERCIAL METALS CO           COM            201723 10 3      203     10,000.00    SH         SOLE               10,000.00
CUBIST PHARMACEUTICALS INC     COM            229678 10 7      435     20,000.00    SH         SOLE               20,000.00
DEVON ENERGY CORP NEW          COM            25179M 10 3    2,526     40,000.00    SH         SOLE               40,000.00
DIAMOND OFFSHORE DRILLING IN   COM            25271C 10 2    7,237    100,000.00    SH         SOLE              100,000.00
EL PASO CORP                   COM            28336L 10 9   32,054  2,350,000.00    SH         SOLE            2,350,000.00
ENSCO INTL INC                 COM            26874Q 10 0    9,862    225,000.00    SH         SOLE              225,000.00
FISHER SCIENTIFIC INTL INC     COM            338032 90 4    2,347        300.00    CALL       SOLE                  300.00
FISHER SCIENTIFIC INTL INC     COM            338032 95 4    2,347        300.00    PUT        SOLE                  300.00
FISHER SCIENTIFIC INTL INC     COM NEW        338032 20 4    2,347     30,000.00    SH         SOLE               30,000.00
FORD MTR CO DEL                COM PAR $0.01  345370 86 0    2,427    300,000.00    SH         SOLE              300,000.00
FREEPORT-MCMORAN COPPER & GO   COM            35671D 90 7   10,652      2,000.00    CALL       SOLE                2,000.00
FREEPORT-MCMORAN COPPER & GO   COM            35671D 90 7    5,326      1,000.00    CALL       SOLE                1,000.00
FREEPORT-MCMORAN COPPER & GO   COM            35671D 90 7   10,652      2,000.00    CALL       SOLE                2,000.00
FREEPORT-MCMORAN COPPER & GO   COM - CL B     35671D 85 7   16,292    305,900.00    SH         SOLE              305,900.00
GENERAL ELECTRIC CO            COM            369604 10 3    5,825    165,000.00    SH         SOLE              165,000.00
HOLOGIC INC                    COM            436440 10 1      435     10,000.00    SH         SOLE               10,000.00
INDEVUS PHARMACEUTICALS INC    COM            454072 10 9    1,770    299,000.00    SH         SOLE              299,000.00
INTERCONTINENTAL EXCHANGE INC  COM            45865V 10 0      563      7,500.00    SH         SOLE                7,500.00
LABOPHARM INC                  COM            504905 10 0      706    125,000.00    SH         SOLE              125,000.00
LIGAND PHARMACEUTICALS INC     COM - CL B     53220K 20 7    1,707    170,000.00    SH         SOLE              170,000.00
LONE STAR TECHNOLOGIES INC     COM            542312 10 3      435      9,000.00    SH         SOLE                9,000.00
MARINER ENERGY INC             COM            56845T 30 5      321     17,500.00    SH         SOLE               17,500.00
MAVERICK TUBE CORP             COM            577914 10 4    1,945     30,000.00    SH         SOLE               30,000.00
MCMORAN EXPLORATION CO         COM            582411 10 4   17,101    964,000.00    SH         SOLE              964,000.00
NEUROMETRIX INC                COM            641255 10 4    3,061    161,000.00    SH         SOLE              161,000.00
NEWS CORP                      COM - CL A     65248E 10 4   19,552    995,000.00    SH         SOLE              995,000.00
PDL BIOPHARMA INC              COM            69329Y 10 4      576     30,000.00    SH         SOLE               30,000.00
POZEN INC                      COM            73941U 10 2      720     56,000.00    SH         SOLE               56,000.00
PROGENICS PHARMACEUTICALS IN   COM            743187 10 6      704     30,000.00    SH         SOLE               30,000.00
RENTECH INC                    COM            760112 10 2      695    150,000.00    SH         SOLE              150,000.00
SASOL LTD                      SPONSORED ADR  803866 30 0    3,289    100,000.00    PRN        SOLE              100,000.00
SEPRACOR INC                   COM            817315 90 4    1,695        350.00    CALL       SOLE                  350.00
SMURFIT-STONE CONTAINER CORP   COM            832727 10 1      560     50,000.00    SH         SOLE               50,000.00
SONUS PHARMACEUTICALS INC      COM            835692 10 4      216     46,000.00    SH         SOLE               46,000.00
ST JOE CO                      COM            790148 10 0    2,195     40,000.00    SH         SOLE               40,000.00
TIME WARNER INC                COM            887317 10 5      475     25,000.00    SH         SOLE               25,000.00
TYCO INTL LTD NEW              COM            902124 10 6    4,898    175,000.00    SH         SOLE              175,000.00
U S G CORP                     COM NEW        903293 40 5    3,763     80,000.00    SH         SOLE               80,000.00
UAL CORP                       COM NEW        902549 80 7    1,063     40,000.00    SH         SOLE               40,000.00
W & T OFFSHORE INC             COM            92922P 10 6    2,921    100,000.00    SH         SOLE              100,000.00
                                                           215,380     8,164,395
